SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, ¥ in Millions	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 23, 2026	Apr. 17, 2026 USD ($)	Feb. 26, 2026 USD ($)	Feb. 25, 2026 USD ($)	Feb. 13, 2026 USD ($) $ / shares shares	Feb. 12, 2026 $ / shares shares	Dec. 15, 2025 USD ($)	Dec. 15, 2025 CNY (¥)	May 06, 2025 USD ($)	Mar. 03, 2025 USD ($)	May 01, 2026 $ / shares	Apr. 29, 2026 USD ($) shares	Mar. 27, 2026 $ / shares	Mar. 02, 2026 USD ($)	Mar. 02, 2026 CNY (¥)	Feb. 26, 2026 CNY (¥)	Feb. 25, 2026 CNY (¥)	Jan. 01, 2026 shares	Dec. 31, 2025 $ / shares shares [1]	Dec. 30, 2025 USD ($) $ / shares shares	Dec. 29, 2025 USD ($) $ / shares shares	Nov. 21, 2025 shares	Oct. 15, 2025 USD ($)	Oct. 15, 2025 CNY (¥)	Jun. 30, 2025 $ / shares shares [1]	May 06, 2025 CNY (¥)	Mar. 03, 2025 CNY (¥)
Subsequent Event [Line Items]
Common stock, par value | $ / shares																					$ 0.01					$ 0.01
Authorized share capital																					$ 1,750,000,000	$ 50,000
Common stock, shares authorized | shares																					5,000,000	500,000,000				5,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares																				$ 0.01	$ 0.01	$ 0.0001
Common stock, shares authorized | shares																				4,500,000			450,000,000
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares																				$ 0.01	$ 0.01	$ 0.0001
Common stock, shares authorized | shares																				500,000			50,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares														$ 0.01
Authorized share capital	$ 35,000,000												$ 31,505,000
Authorized share capital, adjustment	$ 35,000
Share consolidation description	The Company’s shareholders also approved a 1-for-200 share consolidation, under which every 200 ordinary shares will be consolidated into one ordinary share. The consolidation includes rounding up of fractional shares to the nearest whole share, amendment of the memorandum of association, and related filings. The board is authorized to determine the effective date of such share consolidation within two years.
Subsequent Event [Member] | Yufengyuan [Member]
Subsequent Event [Line Items]
Ownership percentage			51.00%
Equity method investments			$ 6,500,000
Equity method investment description			Under the terms of the agreement, the Company will pay the consideration in 2 equal installments, 50% upfront, with the remaining 50% to be paid after the completion of the change registration with the market regulation authority. The Company’s equity investment in Yufengyuan is a part of the Company’s strategic plan to expand into the food distribution sector.
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.01											$ 0.00001
Common stock, shares authorized | shares	3,150,000,000																		3,150,000,000
Subsequent Event [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares	$ 0.01											$ 0.00001
Common stock, shares authorized | shares	350,000,000												500,000
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Sale of stock, value						$ 20,000,000
Sale of stock | shares						1,666,463	166,646,300
Net proceeds from sale of stock						$ 7,720,000
Subsequent Event [Member] | Sales Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of stock, value						$ 20,000,000
Common stock, par value | $ / shares						$ 0.01	$ 0.0001
Jiangyin Rural Commercial Bank [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt principal amount | ¥																	¥ 10
Jiangyin Rural Commercial Bank [Member] | Wuxi Li Bang [Member]
Subsequent Event [Line Items]
Debt principal amount										$ 2,500,000	$ 1,400,000																¥ 18	¥ 10
Debt instrument maturity date										May 05, 2026	Mar. 02, 2026
Debt instrument description											The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was fully repaid on February 27, 2026.
Jiangyin Rural Commercial Bank [Member] | Wuxi Li Bang [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt principal amount				$ 1,422,718,000,000
Interest rate				3.50%													3.50%
Debt instrument maturity date		Apr. 21, 2027		Feb. 25, 2027
Debt instrument description		The principal is repayable in a single lump sum upon maturity. The loan is guaranteed by Mr. Huang Feng and collateralized by real estate.
Jiangyin Rural Commercial Bank [Member] | Li Bang Kitchen Appliance [Member]
Subsequent Event [Line Items]
Debt principal amount											$ 1,400,000																	10
Debt instrument maturity date											Mar. 02, 2026
Debt instrument description											The loan is guaranteed by Mr. Huang Feng and Ms. Li Funa. The loan was fully repaid on March 2, 2026.
Jiangyin Rural Commercial Bank [Member] | Li Bang Kitchen Appliance [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt principal amount					$ 1,422,718,000,000													¥ 10
Interest rate					3.50%													3.50%
Debt instrument maturity date					Feb. 24, 2027
Jiangyin Rural Commercial Bank [Member] | Revolving Credit Facility [Member] | Wuxi Li Bang [Member]
Subsequent Event [Line Items]
Debt principal amount											$ 711,359,000,000																	5
Debt term											1 year
Loans payable																								$ 142,272,000,000	¥ 1
Debt instrument maturity date											Jan. 03, 2026
Credit facility | ¥																												¥ 5
Repayments of credit facility								$ 284,544,000,000	¥ 2
Jiangyin Rural Commercial Bank [Member] | Revolving Credit Facility [Member] | Wuxi Li Bang [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt principal amount					$ 711,359,000,000													¥ 5
Interest rate					3.50%													3.50%
Debt term					1 year
Loans payable															$ 711,359,000,000	¥ 5

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).